Investment in Unconsolidated Entity - Additional Information (Detail)	12 Months Ended
Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Ownership percentage needed for right to purchase up to 100%	85.00%
Total number of board members	6
Number of board members that can be appointed based on ownership	2
Carrier Enterprise LLC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest acquired	38.10%